Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2020	Mar. 31, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Accrued milestone obligations				$ 1,000,000	$ 1,000,000
Indemnification liability recorded during the period			$ 0
Teoxane Agreement
Loss Contingencies [Line Items]
Collaborative agreement, contractual period	10 years	10 years
Collaborative agreement, extended contractual period	2 years	2 years
Fair value of assets acquired	$ 43,500,000
List Laboratories | Product Approval Payment Derivative
Loss Contingencies [Line Items]
Accrued milestone obligations		$ 2,000,000		2,000,000
Botulinum Toxin Research Associates, Inc.
Loss Contingencies [Line Items]
Accrued milestone obligations		16,000,000		16,000,000
BioSentinel, Inc.
Loss Contingencies [Line Items]
Accrued milestone obligations		300,000		300,000
Accruals and Other Current Liabilities
Loss Contingencies [Line Items]
Fair value of assets acquired		$ 1,000,000		1,000,000
Service Agreements | Ajinomoto Althea, Inc.
Loss Contingencies [Line Items]
Prepaid purchase obligations				$ 1,500,000